Annual Total Returns[BarChart] - Direxion Daily MSCI Real Estate Bear 3X Shares - Direxion Daily Retail Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(56.86%)	(46.98%)	(22.22%)	(59.56%)	(24.78%)	(35.34%)	(17.22%)	4.97%	(51.82%)	(60.37%)